Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Loss on Currency Translation of Foreign Operations [Member]	Other [Member]	Number of Common Shares [Member]	Issued capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]	Prior Year Normal Course Issuer Bid Share Repurchase [Member]	Current Year Normal Course Issuer Bid Share Repurchase [Member]	Equity Attributable To Owners Of Parent [Member]	Noncontrolling Interests [Member]	Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Number of shares outstanding	572,942,809
Beginning balance at Dec. 31, 2019	$ 22,907	$ (204)	$ (47)		$ 15,771	$ 248	$ (251)	$ 7,101				$ 22,869	$ 38
Net earnings	459	0	0	$ 0	0	0	0	459				459	0
Other comprehensive (loss) income	$ 194	142	52	$ 0	0	0	194	0				194	0
Shares repurchased (Note 23)	3,832,580			(3,832,580)
Shares repurchased (Note 23)	$ (160)	0	0		(105)	(55)	0	0				(160)	0
Dividends declared	(1,029)	0	0	$ 0	0	0	0	(1,029)				1,029	0
Effect of share-based compensation including issuance of common shares	19	0	0	150,177	7	12	0	0				19	0
Transfer of net actuarial gain on defined benefit plans	0	0	(75)	0	0	0	(75)	75				0	0
Transfer of net loss on cash flow hedges	13	0	13	$ 0	0	0	13	0					0
Ending balance at Dec. 31, 2020	$ 22,403	(62)	(57)		15,673	205	(119)	6,606				22,365	38
Number of shares outstanding	569,260,406			569,260,406
Net earnings	$ 3,179	0	0	$ 0	0	0	0	3,153				3,153	26
Other comprehensive (loss) income	$ 78	(114)	193	$ 0	0	0	79	0				79	(1)
Shares repurchased (Note 23)	15,982,154			(210,173)					33,256,668	710,100	15,982,154			0
Shares repurchased (Note 23)	$ (1,105)	0	0		(442)	(47)	0	(616)				(1,105)	0
Dividends declared	(1,046)	0	0	$ 0	0	0	0	(1,046)				1,046	0
Effect of share-based compensation including issuance of common shares				4,424,437
Effect of share-based compensation including issuance of common shares	217	0	0	$ 4,424,437	226	(9)	0	0					0
Transfer of net actuarial gain on defined benefit plans	0	0	(95)	0	0	0	(95)	95				0	0
Transfer of net loss on cash flow hedges	(11)	0	(11)	0	0	0	(11)	0				(11)	0
Share Cancellation	0				0	0	0	0				0	0
Ending balance at Dec. 31, 2021	23,699	(176)	30		15,457	149	(146)	8,192				23,652	47
Non-controlling interest transactions	$ (16)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0				$ 0	$ (16)
Number of shares outstanding	557,492,516			557,492,516